Schedule of Investments (unaudited) June 30, 2019	iShares® U.S. Regional Banks ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Diversified Banks — 14.6%
U.S. Bancorp.	1,305,284	$68,396,881

Regional Banks — 83.3%
Associated Banc-Corp.	142,957	3,022,111
BancorpSouth Bank	80,252	2,330,518
Bank of Hawaii Corp.	35,750	2,964,032
Bank OZK	105,436	3,172,569
BankUnited Inc.	85,802	2,894,959
BB&T Corp.	668,037	32,820,658
BOK Financial Corp.	27,437	2,070,945
Cathay General Bancorp.	66,582	2,390,960
Chemical Financial Corp.	62,342	2,562,880
CIT Group Inc.	84,042	4,415,567
Citizens Financial Group Inc.	399,779	14,136,185
Comerica Inc.	134,460	9,767,174
Commerce Bancshares Inc.	85,782	5,117,754
Cullen/Frost Bankers Inc.	55,030	5,154,110
East West Bancorp. Inc.	126,946	5,937,264
Fifth Third Bancorp.	634,224	17,694,850
First Citizens BancShares Inc./NC, Class A	7,509	3,381,077
First Financial Bankshares Inc.	118,382	3,644,982
First Hawaiian Inc.	79,146	2,047,507
First Horizon National Corp.	275,059	4,106,631
First Republic Bank/CA(a)	143,722	14,034,453
FNB Corp.	283,295	3,334,382
Fulton Financial Corp.	147,278	2,410,941
Glacier Bancorp. Inc.	74,027	3,001,795
Hancock Whitney Corp.	74,766	2,995,126
Home BancShares Inc./AR	134,825	2,596,730
Huntington Bancshares Inc./OH	912,707	12,613,611
IBERIABANK Corp.	47,462	3,599,993
International Bancshares Corp.	47,543	1,792,847
Investors Bancorp. Inc.	199,411	2,223,433
KeyCorp.	879,432	15,609,918
M&T Bank Corp.	119,162	20,265,881
PacWest Bancorp.	103,646	4,024,574
People’s United Financial Inc.	343,976	5,771,917
Pinnacle Financial Partners Inc.	63,096	3,626,758
PNC Financial Services Group Inc. (The)	393,745	54,053,314
Popular Inc.	84,296	4,572,215
Prosperity Bancshares Inc.	57,887	3,823,436
Regions Financial Corp.	883,737	13,203,031
Signature Bank/New York NY	48,054	5,806,845
Sterling Bancorp./DE	182,780	3,889,558
SunTrust Banks Inc.	387,106	24,329,612

Security	Shares	Value

Regional Banks (continued)
SVB Financial Group(a)(b)	45,635	$10,249,165
Synovus Financial Corp.	137,373	4,808,055
TCF Financial Corp.	143,211	2,977,357
Texas Capital Bancshares Inc.(b)	43,849	2,691,013
Trustmark Corp.	56,373	1,874,402
UMB Financial Corp.	38,517	2,535,189
Umpqua Holdings Corp.	192,120	3,187,271
United Bankshares Inc./WV	89,067	3,303,495
Valley National Bancorp.	289,462	3,120,400
Webster Financial Corp.	80,367	3,839,132
Western Alliance Bancorp.(a)(b)	83,832	3,748,967
Wintrust Financial Corp.	49,422	3,615,714
Zions Bancorp. N.A.	159,233	7,321,533

		390,484,796

Thrifts & Mortgage Finance — 1.9%
Capitol Federal Financial Inc.	123,334	1,698,309
New York Community Bancorp. Inc.	407,623	4,068,078
TFS Financial Corp.	46,546	841,086
Washington Federal Inc.	70,045	2,446,672

		9,054,145

Total Common Stocks — 99.8% (Cost: $501,231,443)		467,935,822

Short-Term Investments

Money Market Funds — 3.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.50%(c)(d)(e)	15,591,476	15,599,272
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(c)(d)	371,372	371,372

		15,970,644

Total Short -Term Investments — 3.4% (Cost: $15,968,805)		15,970,644

Total Investments in Securities — 103.2% (Cost: $517,200,248)		483,906,466

Other Assets, Less Liabilities — (3.2)%		(15,183,960)

Net Assets — 100.0%		$468,722,506

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® U.S. Regional Banks ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 06/30/19	Value at 06/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	14,309,836	1,281,640	15,591,476	$15,599,272	$9,834	(a)	$(91)	$1,574
BlackRock Cash Funds: Treasury, SL Agency Shares	624,950	(253,578)	371,372	371,372	2,948		—	—

				$15,970,644	$12,782		$(91)	$1,574

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$467,935,822	$—	$—	$467,935,822
Money Market Funds	15,970,644	—	—	15,970,644

	$483,906,466	$—	$—	$483,906,466

2